Earnings Per Share (EPS) - Diluted EPS - Common Shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator
Net income	$ 2,623,515	$ 15,307,658	$ 13,176,164
Less: Series B-1 Preferred Shares dividends	0	(1,077,090)	(1,238,516)
Less: Redemption of Series B-1 Preferred Shares	0	(2,062,788)	(1,762,511)
Less: Series C Preferred Shares dividends	(2,061,749)	(735,281)	0
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares	0	1,077,090	864,133
Less: Income attributable to non-vested share awards	(12,208)	(270,783)	0
Net income available to common shareholders	$ 549,558	$ 12,238,806	$ 11,039,270
Denominator
Weighted average number of common shares outstanding, basic	28,636,900	23,587,529	17,980,980
Effect of Series B-1 Preferred Shares, if converted to common shares	0	3,133,151	2,415,653
Weighted average number of common shares outstanding, diluted	28,636,900	26,720,680	20,396,633
Net income per common share, diluted	$ 0.02	$ 0.46	$ 0.54